Financial Assets for Trading at Fair Value Through Profit and Loss (Details) - Schedule of Instruments Deemed as Financial Trading Investments - CLP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Schedule of Instruments Deemed as Financial Trading Investments [Line Items]
Total	$ 329,327	$ 98,308
Chilean Central Bank and Government securities
Schedule of Instruments Deemed as Financial Trading Investments [Line Items]
Total	324,982	98,308
Chilean Central Bank and Government securities | Chilean Central Bank financial instruments
Schedule of Instruments Deemed as Financial Trading Investments [Line Items]
Total	0	0
Chilean Central Bank and Government securities | Chilean Treasury bonds and notes
Schedule of Instruments Deemed as Financial Trading Investments [Line Items]
Total	324,982	98,308
Other Chilean debt financial securities
Schedule of Instruments Deemed as Financial Trading Investments [Line Items]
Total	4,345	0
Other Chilean debt financial securities | Chilean bonds and commercial papers
Schedule of Instruments Deemed as Financial Trading Investments [Line Items]
Total	4,345	0
Foreign financial debt instruments
Schedule of Instruments Deemed as Financial Trading Investments [Line Items]
Total	0	0
Foreign financial debt instruments | Other foreign financial instruments
Schedule of Instruments Deemed as Financial Trading Investments [Line Items]
Total	$ 0	$ 0